SUMMARY PROSPECTUS January 31, 2012

AllianceBernstein Real Asset Strategy

Ticker: Class 2–AMTTX

Before you invest, you may want to review the Strategy’s Prospectus, which contains more information about the Strategy and its risks. The Strategy’s Prospectus and Statement of Additional Information, both dated January 31, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Strategy’s Prospectus and other information about the Strategy, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Strategy. Unless otherwise noted, page number references refer to the current Prospectus for this Strategy.

PRO-INSTIT-0125-RAS-0112

INVESTMENT OBJECTIVE

The Strategy’s investment objective is to maximize real return over inflation.

FEES AND EXPENSES OF THE STRATEGY

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.

Shareholder Fees (fees paid directly from your investment)

Class 2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Strategy Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Transfer Agent	.04%
Other Expenses	2.93%

Total Other Expenses	2.97%

Total Annual Strategy Operating Expenses	3.72%

Fee Waiver and/or Expense Reimbursement(a)	(2.97)%

Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%

(a)	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through January 31, 2013 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy’s total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days’ notice to the Strategy prior to the end of the Strategy’s fiscal year.

Examples

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class 2
After 1 Year	$77
After 3 Years	$862
After 5 Years	$1,668
After 10 Years	$3,775

Portfolio Turnover

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate was 120% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as Treasury Inflation-Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities’ risks and inflation sensitivity as well as the securities’ impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy’s investments in real estate equity securities will include Real Estate Investment Trusts (“REITs”), other real estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long or short positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swaps or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivative transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy except that the Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Strategy with commodity exposure within the limitations of federal tax requirements that apply to the Strategy.

The Strategy is “non-diversified”, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS

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Market Risk: The value of the Strategy’s assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

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Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

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Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

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Leverage Risk: To the extent the Strategy uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy’s investments.

•

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

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Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.

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Subsidiary Risk: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Strategy and are subject to the same risks that apply to similar investments if held directly by the Strategy. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Strategy wholly owns and controls the Subsidiary, and the Strategy and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Strategy or its shareholders.

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Real Estate Risk: The Strategy’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

•

Diversification Risk: The Strategy may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy’s NAV.

•

Management Risk: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

•	how the Strategy’s performance changed from year to year over the life of the Strategy; and

•	how the Strategy’s average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Pricing & Performance”).

The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

During the period shown in the bar chart, the Strategy’s:

Best Quarter was up 6.21%, 4th quarter, 2011; and Worst Quarter was down -16.20%, 3rd quarter, 2011.

Performance Table

Average Annual Total Returns

(For the period ended December 31, 2011)

		1 Year	Since Inception(a)
Class 2(b)	Return Before Taxes	-8.38%	5.14%

	Return After Taxes on Distributions	-8.38%	4.54%

	Return After Taxes on Distributions and Sale of Strategy Shares	-5.45%	4.07%
MSCI All Country World Commodity Producers Index (reflects no deduction for fees, taxes or expenses)		-11.97%	0.45%
Dow Jones-UBS Commodity Index (reflects no deduction for fees, taxes or expenses)		-13.32%	2.60%
Barclays 10+ Year U.S. TIPS Index (reflects no deduction for fees, taxes or expenses)		24.42%	18.70%

(a)	Inception date is 03/08/2010.

(b)	After-tax returns:

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Strategy’s portfolio:

Employee	Length of Service	Title
Vincent L. Childers	Since 2011	Vice President of the Adviser

Jonathan E. Ruff	Since 2010	Senior Vice President of the Adviser

PURCHASE AND SALE OF STRATEGY SHARES

Purchase Minimums

	Initial	Subsequent
Class 2 Shares (only available to the Adviser’s institutional clients or through other limited arrangements)	$5,000,000	None

You may sell (redeem) your shares any day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Strategy may make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes. The Strategy may pay income dividends, which may be exempt from federal income tax, except to the extent the Strategy invests in swap transactions, but may be subject to the federal alternative minimum tax and state and local income taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Shares of the Strategy are offered through the Adviser’s private client channel and institutional channel and are generally not sold through intermediaries. If you purchase shares of the Strategy through a broker-dealer or other financial intermediary (such as a bank), the Strategy and its related companies may pay the intermediary for the sale of Strategy shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Strategy over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRO-INSTIT-0125-RAS-0112